Income Taxes (Tables)	3 Months Ended
Mar. 31, 2023
Income Taxes
Schedule of income (loss) before provision for income taxes
Income (loss) before provision for income taxes consisted of the following (in thousands):
	Year ended December 31,
	2022	2021	2020
Federal	$(169,122)	$(32,706)	$(162,876)
Foreign	441	418	170
Loss before provision for income taxes	$(168,681)	$(32,288)	$(162,706)

Schedule of reconciliation of the statutory income tax rate to the effective income tax rate
	Year ended December 31,
	2022	2021	2020
Income at US statutory rate	21.00%	21.00%	21.00%
State taxes, net of federal benefit	2.21%	15.42%	3.18%
Stock compensation	(5.01)%	(10.10)%	0.00%
Change in fair value of warrants	2.60%	104.78%	0.00%
Tax credits	2.16%	12.51%	0.86%
Foreign rate differential	0.00%	0.01%	0.00%
Valuation allowance	(22.91)%	(142.86)%	(24.35)%
Other	(0.08)%	(1.14)%	(0.71)%
	(0.03)%	(0.38)%	(0.02)%

Schedule of net deferred tax assets
Net deferred tax assets as of December 31, 2022 and 2021 consisted of the following (in thousands):
	Year ended December 31,
	2022	2021
Deferred tax assets
Net operating loss carryforwards	$135,733	$122,279
Tax credits	14,047	10,620
Stock compensation	3,680	4,752
Accruals and reserves	2,747	7,929
Inventory reserve	8,797	289
Lease liability	7,646	7,063
Depreciation	914	102
Capitalized tax R&E	15,127	—
Other	3,901	1,600
Total deferred tax assets	$192,592	$154,634
Valuation allowance	(187,421)	(148,785)
Total deferred tax assets	$5,171	$5,849
Deferred tax liabilities
Right-of-use asset	(5,171)	(5,849)
Net deferred tax assets	$—	$—